Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Grants Awarded

The grants awarded are summarized below:

	in thousands of options
	Grants	Exercised	Canceled (i)	Outstanding	Exercible
Grants on January 23, 2012	4,860,000	(3,732,000)	(1,009,100)	118,900	11.5
Grants on March 20, 2013	4,494,000	(2,409,302)	(1,266,890)	817,808	15.7

At December 31, 2018	9,354,000	(6,141,302)	(2,275,990)	936,708	27.2

(i)

The cancellations refer to shares granted to executives or employees who no longer work for the Company. Additionally, on April 16, 2014, there was a cancellation of the grants awarded to members of the Board of Directors, with payment of compensation to plan participants.

Disclosure of Number and Weighted Average Exercise Prices of Share Options

The fair value of virtual shares is determined based on the average price (weighted by trading volume) of the Company’s shares (EMBR3-R$) for the last 10 trading days prior to the close of the period, applied to the number of virtual shares assigned to each participant in proportion to the vesting period.

	Amount of virtual stock	Grant value	Amount of virtual stock(i)	Fair value of shares (R$)
Grants on February 25, 2014	1,570,698	30.4	175,100	3.7
Grants on March 03, 2015	1,237,090	30.2	546,024	11.5
Grants on March 10, 2016	1,095,720	31.1	541,595	11.4
Grants on June 09, 2016	55,994	1.1	32,674	0.7
Grants on August 25, 2016	70,978	1.1	43,783	0.9
Grants on August 24, 2017	1,930,350	30.5	762,782	16.1
Grants on April 12, 2018	1,625,372	35.2	346,221	7.3

At December 31, 2018	7,586,202	159.6	2,448,179	51.6

(i)	Virtual shares until December 31, 2018 considering the plan’s vesting period.